Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The following table summarizes stock option activity for the six months ended June 30, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	Intrinsic
		exercise	contractual	Value
	Options	price	term (years)	(in thousands)
Outstanding as of December 31, 2024	7,746,991	$2.81
Exercised	(37,987)	0.11		$14
Granted	1,749,000	0.50
Forfeited	(3,037,128)	2.10
Outstanding as of June 30, 2025	6,420,876	$2.53	7.0	$43
Exercisable as of June 30, 2025	4,691,835	$2.46	6.3	$43

The following table summarizes stock option activity:

			Weighted
		Weighted	average	Aggregate
		average	remaining	Intrinsic
		exercise	contractual	Value (in
	Options	price	term (years)	thousands)
Outstanding as of December 31, 2023	6,023,370	$3.94
Exercised	(3,810)	0.99		$4
Granted	3,805,465	1.76
Forfeited	(2,078,034)	4.17
Outstanding as of December 31, 2024	7,746,991	$2.81	7.5	$59
Exercisable as of December 31, 2024	4,414,750	$2.44	6.4	$59

Schedule of Estimated Using The Black-Scholes Option-Pricing Model	The fair values in the six months ended June 30, 2025 and 2024 were estimated using the Black-Scholes option-pricing model based on the following assumptions:

	Six Months Ended June 30,
	2025		2024
Risk-free interest rate	4.32% - 4.35%		3.77% - 4.59%
Expected term	6	years	6	years
Expected volatility	108.30% - 110.68%		103.00% - 107.10%
Expected dividend yield	—		—

	Years Ended December 31,
	2024		2023
Risk-free interest rate	3.77% – 4.59%		2.92% – 4.76%
Expected term	6	years	6	years
Expected volatility	86.55% – 112.12%		57.77% – 103.00%
Expected dividend yield	—		—

Schedule of Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories in its accompanying unaudited interim consolidated statements of operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$103	$(44)	$210	$392
General and administrative	328	669	729	1,290
	$431	$625	$939	$1,682

The Company recorded stock-based compensation expense in the following expense categories in the accompanying consolidated statements of operations:

	Years Ended December 31,
	2024	2023
Research and development	$1,116	$1,242
General and administrative	2,533	1,074
	$3,649	$2,316